Shareholders' Equity - Assumptions used for the fair value calculation of the warrants issued 2022 (Details)			6 Months Ended
	Mar. 10, 2022	Jan. 04, 2022	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	110.00%	110.00%
Risk-free interest	1.90%	1.40%
Expected life	5 years	5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			72.80%
Risk-free interest			1.50%
Expected life			5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			90.40%
Risk-free interest			3.10%
Expected life			6 years 3 months 18 days